Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compen- sation Table ("SCT") Total for PEO 1(1)	SCT Total for PEO 2(1)	SCT Total for PEO 3(1)	Compen- sation Actually Paid to PEO 1(2)(3)	Compen- sation Actually Paid to PEO 2(3)(4)	Compen- sation Actually Paid to PEO 3(3)(5)	Average SCT Total for Non- PEO NEOs(6)	Average Compen- sation Actually Paid to Non-PEO NEOs(3)(7)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thou- sands)	Adjusted EBITDA Margin(9)
									Total Share- holder Return ("TSR")	Peer Group TSR(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)
2025	—	$10,630,492	$47,014,253	—	$1,131,422	$37,467,327	$5,526,944	$2,658,838	$22	$264	$613,461	35%
2024	—	$15,746,295	—	—	$9,750,863	—	$4,169,091	$2,775,909	$22	$207	$551,313	36%
2023	—	$16,080,272	—	—	$7,826,909	—	$7,041,888	$3,983,355	$24	$150	$651,472	37%
2022	$23,016,375	$23,921,211	—	$(17,274,848)	$9,915,322	—	$11,178,780	$(3,540,359)	$27	$90	$359,919	35%
2021	$25,397,675	—	—	$13,576,838	—	—	$11,085,711	$7,416,614	$87	$137	$276,554	36%

Company Selected Measure Name	Adjusted EBITDA Margin
Named Executive Officers, Footnote	The dollar amounts reported in column (h) are the averages of the amounts of total compensation reported for the Company’s NEOs as a group, excluding any PEOs serving during each year (the "Non-PEO NEOs"), in the “Total” column of the SCT for each corresponding year. The Non-PEO NEOs included in each of 2021, 2022 and 2023 for purposes of calculating the average amounts are Gary Swidler, Jared F. Sine and Philip Eigenmann. The Non-PEO NEOs included in 2024 for purposes of calculating the average amounts are Gary Swidler, Sean Edgett, Philip Eigenmann and Jeanette Teckman. The Non-PEO NEOs included in 2025 for purposes of calculating the average amounts are Steven Bailey, Sean Edgett, Hesam Hosseini and Gary Swidler.

Peer Group Issuers, Footnote	The peer group used for this purpose is the Russell 1000 Technology Index.
PEO Total Compensation Amount				$ 23,921,211
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (f) represent the CAP for Mr. Kim, as computed in accordance with Item 402(v) of Regulation
S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kim during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kim's total compensation for 2025 to determine CAP:

Reported SCT Total	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid
$10,630,492	—	$(9,499,070)	$1,131,422
(a)The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards”
column of the SCT for 2025.
(b)The equity award adjustments include the addition (or subtraction, as applicable) of the following, if applicable: (i) the year-end fair value of any equity awards granted in 2025 that were outstanding and unvested as of the end of 2025; (ii) the amount of change in fair value as of the end of 2025 (from the end of the prior fiscal year) of any awards granted in prior years that were outstanding and unvested as of the end of 2025; (iii) for awards that were granted and vested in 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in 2025, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that were determined to fail to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of the prior fiscal year;
and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2025.
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
—	$(790,271)	—	$778,610	$(9,487,409)	—	$(9,499,070)
(5)The dollar amounts reported in column (g) represent the CAP for Mr. Rascoff, as computed in accordance with Item 402(v) of
Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rascoff during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr.
Rascoff's total compensation for 2025 to determine CAP:

Reported SCT Total	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid
$47,014,253	$(44,790,300)	$35,243,374	$37,467,327
(a)The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards”
column of the SCT for 2025.
(b)The equity award adjustments include the addition (or subtraction, as applicable) of the following, if applicable: (i) the year-end fair value of any equity awards granted in 2025 that were outstanding and unvested as of the end of 2025; (ii) the amount of change in fair value as of the end of 2025 (from the end of the prior fiscal year) of any awards granted in prior years that were outstanding and unvested as of the end of 2025; (iii) for awards that were granted and vested in 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in 2025, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that were determined to fail to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of the prior fiscal year;
and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2025.
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
$35,250,759	—	—	$(7,385)	—	—	$35,243,374

Non-PEO NEO Average Total Compensation Amount	$ 5,526,944	$ 4,169,091	$ 7,041,888	11,178,780	$ 11,085,711
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,658,838	2,775,909	3,983,355	(3,540,359)	7,416,614
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (i) represent the average CAP of the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v)
of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for 2025 to determine CAP:

Average Reported SCT Total for Non- PEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs*
$5,526,944	$(4,472,891)	$1,604,785	$2,658,838
*Amounts may not total due to rounding.
(a)The average reported value of equity awards represents the average grant date fair value of equity awards granted to the Non-
PEO NEOs as reported in the “Stock Awards” column of the SCT for 2025.
(b)The equity award adjustments include the addition (or subtraction, as applicable) of the following, if applicable: (i) the year-end fair value of any equity awards granted in 2025 that were outstanding and unvested as of the end of 2025; (ii) the amount of change in fair value as of the end of 2025 (from the end of the prior fiscal year) of any awards granted in prior years that were outstanding and unvested as of the end of 2025; (iii) for awards that were granted and vested in 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in 2025, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that were determined to fail to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of the prior fiscal year;
and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2025.
The amounts deducted or added in calculating the equity award adjustments are as follows:

Average Year End Fair Value of Equity Awards Granted During the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments*
$4,260,939	$(882,359)	—	$(22,365)	$(1,751,430)	—	$1,604,785
*Amounts may not total due to rounding

Equity Valuation Assumption Difference, Footnote	All valuations of equity awards were estimated using assumptions and methodologies substantially consistent with those used at grant and in accordance with the principles in FASB ASC Topic 718, Compensation – Stock Compensation. The fair value of Match
Group PSU awards is reflected based upon the probable outcome of the performance conditions associated with such PSU awards as of the valuation date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 22	22	24	27	87
Peer Group Total Shareholder Return Amount	264	207	150	90	137
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 613,461,000	$ 551,313,000	$ 651,472,000	$ 359,919,000	$ 276,554,000
Company Selected Measure Amount	0.35	0.36	0.37	0.35	0.36
Additional 402(v) Disclosure	The dollar amounts reported in columns (b), (c) and (d) are the amounts of total compensation reported for each PEO for each corresponding year in the "Total" column of the SCT.
The dollar amount reported in column (e) represents the CAP for Ms. Dubey, as computed in accordance with Item 402(v) of
Regulation S-K. The dollar amount does not reflect the actual amount of compensation earned by or paid to Ms. Dubey during the applicable year.
As described in more detail in Compensation Discussion and Analysis above, the Company’s executive compensation program reflects a performance-based approach. While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K under the Securities Act) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphs depicting the relationships between information presented in the Pay versus Performance table. For purposes of the charts below, we have combined the CAP of the PEO serving as of the end of each year (Ms. Dubey in 2021,
Mr. Kim in 2022, 2023 and 2024, and Mr. Rascoff in 2025) with the CAP of any other PEO that served in that role during each such year (Ms. Dubey in 2022 and Mr. Kim in 2025).

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Non-GAAP Measure Description	Adjusted EBITDA Margin is defined as Adjusted EBITDA divided by revenue. Adjusted EBITDA is defined as net income attributable to Match Group, Inc. shareholders excluding: (1) net income or loss attributable to noncontrolling interests; (2) income tax provision or benefit; (3) other income (expense), net; (4) interest expense; (5) depreciation; (6) acquisition-related items consisting of (i)
amortization of intangible assets and impairments of goodwill and intangible assets, if applicable, and (ii) gains and losses recognized on changes in fair value of contingent consideration arrangements, as applicable; and (7) stock-based compensation expense.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	3-year relative TSR percentile ranking among Nasdaq Composite index companies
Measure:: 4
Pay vs Performance Disclosure
Name	Stock price
Sharmistha Dubey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 23,016,375	$ 25,397,675
PEO Actually Paid Compensation Amount				$ (17,274,848)	$ 13,576,838
PEO Name				Sharmistha Dubey	Sharmistha Dubey	Sharmistha Dubey
Bernard Kim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,630,492	$ 15,746,295	$ 16,080,272
PEO Actually Paid Compensation Amount	$ 1,131,422	$ 9,750,863	$ 7,826,909	$ 9,915,322	$ 0
PEO Name	Bernard Kim	Bernard Kim	Bernard Kim	Bernard Kim
Spencer Rascoff [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 47,014,253
PEO Actually Paid Compensation Amount	$ 37,467,327	$ 0	$ 0
PEO Name	Spencer Rascoff
PEO | Bernard Kim [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Bernard Kim [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,499,070)
PEO | Bernard Kim [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bernard Kim [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(790,271)
PEO | Bernard Kim [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bernard Kim [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	778,610
PEO | Bernard Kim [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,487,409)
PEO | Bernard Kim [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Spencer Rascoff [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,790,300)
PEO | Spencer Rascoff [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,243,374
PEO | Spencer Rascoff [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,250,759
PEO | Spencer Rascoff [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Spencer Rascoff [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Spencer Rascoff [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,385)
PEO | Spencer Rascoff [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Spencer Rascoff [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,472,891)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,604,785
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,260,939
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(882,359)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,365)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,751,430)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0